UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     July 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $218,761 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     4159   313868 SH       SOLE    0              313868        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104      218    51700 SH  PUT  SOLE    0               51700        0        0
BROADWIND ENERGY INC           COM              11161T108      113    78239 SH       SOLE    0               78239        0        0
CHIQUITA BRANDS INTL INC       COM              170032809      948    72800 SH       SOLE    0               72800        0        0
CLEAN ENERGY FUELS CORP        COM              184499101     2706   205799 SH       SOLE    0              205799        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     2934    40000 SH       SOLE    0               40000        0        0
DHT HOLDINGS INC               COM              Y2065G105       70    18400 SH       SOLE    0               18400        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2538    65000 SH       SOLE    0               65000        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120     1022   204439 SH       SOLE    0              204439        0        0
EARTHLINK INC                  COM              270321102     9111  1183991 SH       SOLE    0             1183991        0        0
ENERSYS                        COM              29275Y102     1167    33893 SH       SOLE    0               33893        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206    10847  1419753 SH       SOLE    0             1419753        0        0
FORESTAR GROUP INC             COM              346233109      351    21393 SH       SOLE    0               21393        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103    20004   801745 SH       SOLE    0              801745        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100    14187   782539 SH       SOLE    0              782539        0        0
ICICI BK LTD                   ADR              45104G104     2465    50000 SH       SOLE    0               50000        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208      881    44061 SH       SOLE    0               44061        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     1295    61752 SH       SOLE    0               61752        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    12557   456126 SH       SOLE    0              456126        0        0
MASTEC INC                     COM              576323109     1196    60662 SH       SOLE    0               60662        0        0
MATERION CORP                  COM              576690101    14419   390031 SH       SOLE    0              390031        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106     7358   454504 SH       SOLE    0              454504        0        0
MIPS TECHNOLOGIES INC          COM              604567107    11538  1669695 SH       SOLE    0             1669695        0        0
MYR GROUP INC DEL              COM              55405W104     1154    49296 SH       SOLE    0               49296        0        0
OM GROUP INC                   COM              670872100     2693    66276 SH       SOLE    0               66276        0        0
PROSHARES TR                   PSHS SHTRUSS2000 74347R826      739    25000 SH       SOLE    0               25000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     5824   282170 SH       SOLE    0              282170        0        0
PROSHARES TR                   BASIC MAT NEW    74347X617     1269    75000 SH       SOLE    0               75000        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849    25222   592700 SH       SOLE    0              592700        0        0
PROSHARES TR                   PSHS ULSHRUS2000 74348A202     4385   105000 SH       SOLE    0              105000        0        0
RAMBUS INC DEL                 COM              750917106    14595   994224 SH       SOLE    0              994224        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     4630   286500 SH       SOLE    0              286500        0        0
SOUTHERN COPPER CORP           COM              84265V105      688    50000 SH  PUT  SOLE    0               50000        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309    13548   564029 SH       SOLE    0              564029        0        0
WILLIAMS COS INC DEL           COM              969457100     9577   316590 SH       SOLE    0              316590        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133    10677   458447 SH       SOLE    0              458447        0        0
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     1676    70000 SH       SOLE    0               70000        0        0